Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 53	$ 59
Cash and cash equivalents	532	635	$ 796	$ 500
Accounts receivable, net	1,258	1,044
Fiduciary assets	10,458	8,948
Other current assets	255	212
Amounts owed by group undertakings	0	0
Total current assets	12,503	10,839
Investments in subsidiaries	0	0
Fixed assets, net	563	483
Goodwill	3,737	2,937	2,838
Other intangible assets, net	1,115	450
Investments in associates	13	169
Deferred tax assets	76	19
Pension benefits asset	623	314
Other non-current assets	209	210
Noncurrent amounts owed by group undertakings	0	0
Total non-current assets	6,336	4,582
TOTAL ASSETS	18,839	15,421
Fiduciary liabilities	10,458	8,948
Deferred revenue and accrued expenses	752	619
Income taxes payable	45	33
Short-term debt and current portion of long-term debt	988	167
Other current liabilities	558	444
Amounts due to group undertakings	0	0
Total current liabilities	12,801	10,211
Net liability investments in subsidiaries	0	0
Long-term debt	2,278	2,130
Liability for pension benefits	279	284
Deferred tax liabilities	240	147
Provisions for liabilities	295	194	206
Other non-current liabilities	533	389
Noncurrent amounts due to group undertakings	0	0
Total non-current liabilities	3,625	3,144
Total liabilities	16,426	13,355
Total Willis Group Holdings shareholders' equity	2,229	1,985
Noncontrolling interests	131	22
Total equity	2,360	2,007
TOTAL LIABILITIES AND EQUITY	18,839	15,421
Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	53	59
Cash and cash equivalents	527	624	790	499
Accounts receivable, net	1,251	1,041
Fiduciary assets	10,458	8,948
Other current assets	194	206
Amounts owed by group undertakings	1,259	1,114
Total current assets	13,689	11,933
Investments in subsidiaries	0	0
Fixed assets, net	505	421
Goodwill	3,737	2,937
Other intangible assets, net	1,115	450
Investments in associates	13	22
Deferred tax assets	76	19
Pension benefits asset	623	314
Other non-current assets	199	206
Noncurrent amounts owed by group undertakings	0	0
Total non-current assets	6,268	4,369
TOTAL ASSETS	19,957	16,302
Fiduciary liabilities	10,458	8,948
Deferred revenue and accrued expenses	683	584
Income taxes payable	52	55
Short-term debt and current portion of long-term debt	79	1
Other current liabilities	482	320
Amounts due to group undertakings	1,502	896
Total current liabilities	13,256	10,804
Net liability investments in subsidiaries	0	0
Long-term debt	0	0
Liability for pension benefits	279	284
Deferred tax liabilities	239	147
Provisions for liabilities	295	194
Other non-current liabilities	497	372
Noncurrent amounts due to group undertakings	785	740
Total non-current liabilities	2,095	1,737
Total liabilities	15,351	12,541
Total Willis Group Holdings shareholders' equity	4,422	3,680
Noncontrolling interests	131	22
Total equity	4,553	3,702
TOTAL LIABILITIES AND EQUITY	19,957	16,302
Willis Group Holdings — the Parent Issuer
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
Cash and cash equivalents	3	9	3	1
Accounts receivable, net	0	0
Fiduciary assets	0	0
Other current assets	1	0
Amounts owed by group undertakings	3,423	3,675
Total current assets	3,427	3,684
Investments in subsidiaries	0	0
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	0	0
Noncurrent amounts owed by group undertakings	0	0
Total non-current assets	0	0
TOTAL ASSETS	3,427	3,684
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	1	1
Income taxes payable	0	0
Short-term debt and current portion of long-term debt	300	0
Other current liabilities	15	67
Amounts due to group undertakings	0	0
Total current liabilities	316	68
Net liability investments in subsidiaries	387	838
Long-term debt	495	793
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	0	0
Total non-current liabilities	882	1,631
Total liabilities	1,198	1,699
Total Willis Group Holdings shareholders' equity	2,229	1,985
Noncontrolling interests	0	0
Total equity	2,229	1,985
TOTAL LIABILITIES AND EQUITY	3,427	3,684
Guarantor Companies [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
Cash and cash equivalents	2	2	3	0
Accounts receivable, net	7	3
Fiduciary assets	0	0
Other current assets	72	39
Amounts owed by group undertakings	951	1,153
Total current assets	1,032	1,197
Investments in subsidiaries	4,069	3,478
Fixed assets, net	58	62
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	147
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	9	3
Noncurrent amounts owed by group undertakings	785	740
Total non-current assets	4,921	4,430
TOTAL ASSETS	5,953	5,627
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	68	34
Income taxes payable	0	6
Short-term debt and current portion of long-term debt	0	149
Other current liabilities	50	46
Amounts due to group undertakings	5,234	5,267
Total current liabilities	5,352	5,502
Net liability investments in subsidiaries	0	0
Long-term debt	580	579
Liability for pension benefits	0	0
Deferred tax liabilities	1	0
Provisions for liabilities	0	0
Other non-current liabilities	36	17
Noncurrent amounts due to group undertakings	518	518
Total non-current liabilities	1,135	1,114
Total liabilities	6,487	6,616
Total Willis Group Holdings shareholders' equity	(534)	(989)
Noncontrolling interests	0	0
Total equity	(534)	(989)
TOTAL LIABILITIES AND EQUITY	5,953	5,627
Trinity Acquisition Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Fiduciary assets	0	0
Other current assets	0	0
Amounts owed by group undertakings	1,538	797
Total current assets	1,538	797
Investments in subsidiaries	3,092	2,579
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	1	1
Noncurrent amounts owed by group undertakings	518	518
Total non-current assets	3,611	3,098
TOTAL ASSETS	5,149	3,895
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	0	0
Income taxes payable	5	5
Short-term debt and current portion of long-term debt	609	17
Other current liabilities	11	11
Amounts due to group undertakings	435	576
Total current liabilities	1,060	609
Net liability investments in subsidiaries	0	0
Long-term debt	1,203	758
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	0	0
Total non-current liabilities	1,203	758
Total liabilities	2,263	1,367
Total Willis Group Holdings shareholders' equity	2,886	2,528
Noncontrolling interests	0	0
Total equity	2,886	2,528
TOTAL LIABILITIES AND EQUITY	5,149	3,895
Consolidation, Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Fiduciary assets	0	0
Other current assets	(7)	(29)
Amounts owed by group undertakings	(7,188)	(6,769)
Total current assets	(7,195)	(6,798)
Investments in subsidiaries	(4,040)	(3,252)
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	0	0
Noncurrent amounts owed by group undertakings	(1,303)	(1,258)
Total non-current assets	(5,343)	(4,510)
TOTAL ASSETS	(12,538)	(11,308)
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	0	0
Income taxes payable	(7)	(29)
Short-term debt and current portion of long-term debt	0	0
Other current liabilities	0	0
Amounts due to group undertakings	(7,188)	(6,769)
Total current liabilities	(7,195)	(6,798)
Net liability investments in subsidiaries	(387)	(838)
Long-term debt	0	0
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	(1,303)	(1,258)
Total non-current liabilities	(1,690)	(2,096)
Total liabilities	(8,885)	(8,894)
Total Willis Group Holdings shareholders' equity	(3,653)	(2,414)
Noncontrolling interests	0	0
Total equity	(3,653)	(2,414)
TOTAL LIABILITIES AND EQUITY	(12,538)	(11,308)
Consolidation, Eliminations [Member] | Consolidating adjustments
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Fiduciary assets	0	0
Other current assets	(7)	(29)
Amounts owed by group undertakings	(5,939)	(5,519)
Total current assets	(5,946)	(5,548)
Investments in subsidiaries	(4,275)	(3,529)
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	0	0
Noncurrent amounts owed by group undertakings	(785)	(740)
Total non-current assets	(5,060)	(4,269)
TOTAL ASSETS	(11,006)	(9,817)
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	0	0
Income taxes payable	(7)	(29)
Short-term debt and current portion of long-term debt	0	0
Other current liabilities	0	0
Amounts due to group undertakings	(5,939)	(5,519)
Total current liabilities	(5,946)	(5,548)
Net liability investments in subsidiaries	(387)	(838)
Long-term debt	0	0
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	(785)	(740)
Total non-current liabilities	(1,172)	(1,578)
Total liabilities	(7,118)	(7,126)
Total Willis Group Holdings shareholders' equity	(3,888)	(2,691)
Noncontrolling interests	0	0
Total equity	(3,888)	(2,691)
TOTAL LIABILITIES AND EQUITY	(11,006)	(9,817)
Consolidation, Eliminations [Member] | Consolidation entries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
Cash and cash equivalents	0	0	$ 0	$ 0
Accounts receivable, net	0	0
Fiduciary assets	0	0
Other current assets	(12)	(33)
Amounts owed by group undertakings	(7,171)	(6,739)
Total current assets	(7,183)	(6,772)
Investments in subsidiaries	(7,161)	(6,057)
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	0	0
Noncurrent amounts owed by group undertakings	(1,303)	(1,258)
Total non-current assets	(8,464)	(7,315)
TOTAL ASSETS	(15,647)	(14,087)
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	0	0
Income taxes payable	(12)	(33)
Short-term debt and current portion of long-term debt	0	0
Other current liabilities	0	0
Amounts due to group undertakings	(7,171)	(6,739)
Total current liabilities	(7,183)	(6,772)
Net liability investments in subsidiaries	(387)	(838)
Long-term debt	0	0
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	(1,303)	(1,258)
Total non-current liabilities	(1,690)	(2,096)
Total liabilities	(8,873)	(8,868)
Total Willis Group Holdings shareholders' equity	(6,774)	(5,219)
Noncontrolling interests	0	0
Total equity	(6,774)	(5,219)
TOTAL LIABILITIES AND EQUITY	$ (15,647)	$ (14,087)